Note 4 - Vessel, Net	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2016	124,748,377	(35,790,625)	88,957,752
Depreciation for the period	-	(6,569,978)	(6,569,978)
Delivery of newbuilding vessel	31,831,239	-	31,831,239
Sale of a vessel	(3,749,135)	1,113,067	(2,636,068)
Vessel Acquisition	3,045,785	-	3,045,785
Balance, September 30, 2016	155,876,266	(41,247,536)	114,628,730

All vessels as of September 30, 2016 are used as collateral under the Company’s loan agreements (see Note 6).